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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-05128

                         THE SWISS HELVETIA FUND, INC.
                    1270 Avenue of the Americas, Suite 400
                           New York, New York 10020
                                1-888-SWISS-00

                       Rodolphe E. Hottinger, President
                               Hottinger et Cie
                              3 Place des Bergues
                                   C.P. 395
                                CH-1201 Geneva
                                  Switzerland

                  Date of fiscal year end: December 31, 2007

          Date of reporting period: July 1, 2007 - September 30, 2007

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Item 1. Schedule of Investments.

                         THE SWISS HELVETIA FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                      SEPTEMBER 30, 2007


                                                                                 PERCENT
    NO. OF                                                                       OF NET
    SHARES                           SECURITY                           VALUE    ASSETS
----------------------------------------------------------------------------------------
COMMON STOCKS - 94.48%

BANKS - 12.23%

           430 BANK SARASIN & CIE AG
               REGISTERED SHARES                                     $ 1,884,609   0.28%
               Offers private banking, asset management, investment
               advisory, and institutional banking services.
               (Cost $1,611,112)

       450,000 CREDIT SUISSE GROUP/1/,/2/
               REGISTERED SHARES                                      29,776,579   4.39%
               A global diversified financial service company with
               significant activity in private banking, investment
               banking, asset management and insurance service.
               (Cost $16,683,206)

       100,000 EFG INTERNATIONAL
               REGISTERED SHARES                                       4,690,978   0.69%
               Holding company of EFG Bank. Offers private banking
               and asset management services.
               (Cost $3,249,443)

       870,000 UBS AG/2/
               REGISTERED SHARES                                      46,620,442   6.87%
               A global diversified financial service company with
               significant activity in private banking, investment
               banking, and asset management.
               (Cost $7,403,841)
                                                                     -----------  -----
                                                                      82,972,608  12.23%

BASIC RESOURCES - 3.95%

       100,236 PRECIOUS WOODS HOLDING AG/1/
               REGISTERED SHARES                                      10,982,886   1.62%
               Through subsidiaries, manages tropical forests using
               ecologically sustainable forest management methods.
               Harvests tropical trees and processes them into
               lumber.
               (Cost $8,999,044)

       152,760 SCHMOLZ AND BICKENBACH AG
               REGISTERED SHARES                                      14,214,186   2.09%
               Manufactures industrial and construction steel.
               (Cost $8,500,850)

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
      75,000 UMS SCHWEIZERISCHE METALLWERKE HOLDING AG/1/
             BEARER SHARES                                          1,605,033  0.24%
             Produces profiles and large dimension rods for
             electrical engineering, mechanical engineering, and
             construction companies, lead-free brass wire for
             batteries, billets, and small diameter wire and rods
             for the consumer goods and electronics industries.
             (Cost $1,655,850)
                                                                   ---------- -----
                                                                   26,802,105  3.95%

BIOTECHNOLOGY - 14.26%

     664,655 ACTELION LTD./1/,/2/,/3/
             REGISTERED SHARES                                     36,697,695  5.41%
             Biotechnology company that develops and markets
             synthetic small-molecule drugs against diseases
             related to the endothelium.
             (Cost $17,871,161)

     240,360 ADDEX PHARMACEUTICALS SA/1/
             REGISTERED SHARES                                     10,699,127  1.58%
             Bio-pharmaceutical company that discovers, develops,
             and markets therapeutic compounds for the treatment
             of addiction and other neuropsychiatric conditions.
             (Cost $13,484,966)

      10,000 BACHEM HOLDING AG
             REGISTERED SHARES                                        841,037  0.12%
             Manufactures ingredients for pharmaceuticals, generic
             drugs, and research supplies.
             (Cost $833,329)

     156,200 BASILEA PHARMACEUTICA/1/,/2/
             REGISTERED SHARES                                     35,500,000  5.24%
             Conducts research into the development of drugs for
             the treatment of infectious diseases and
             dermatological problems.
             (Cost $21,602,083)

      10,000 SANTHERA PHARMACEUTICALS AG/1/
             REGISTERED SHARES                                        924,499  0.14%
             Drug discovery and development company.
             (Cost $948,284)

      91,903 SPEEDEL HOLDING AG/1/
             REGISTERED SHARES                                     12,020,868  1.77%
             Researches and develops therapies for cardiovascular
             and metabolic diseases.
             (Cost $12,460,344)
                                                                   ---------- -----
                                                                   96,683,226 14.26%
CHEMICALS - 3.96%

      45,000 EMS - CHEMIE HOLDING AG
             REGISTERED SHARES                                      6,271,186  0.92%
             Manufactures and markets performance polymers, high-
             grade chemical intermediates, fine chemicals, and
             protective bonding, coating and sealing products.
             (Cost $5,881,838)

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
      95,931 SYNGENTA AG/1/,/2/
             REGISTERED SHARES                                     20,611,780  3.04%
             Produces herbicides, insecticides and fungicides,
             and seeds for field crops, vegetables, and flowers.
             (Cost $7,529,965)
                                                                   ---------- -----
                                                                   26,882,966  3.96%
CONSTRUCTION & MATERIALS - 1.12%

     1,141   BELIMO HOLDING AG
             REGISTERED SHARES                                      1,363,496  0.20%
             World market leader in damper and volume control
             actuators for ventilation and air-conditioning
             equipment.
             (Cost $222,726)

     3,220   SIKA AG
             BEARER SHARES                                          6,251,464  0.92%
             Leading producer of construction chemicals.
             (Cost $891,990)
                                                                   ---------- -----
                                                                    7,614,960  1.12%
FINANCIAL SERVICES - 1.48%

     81,600  PARTNERS GROUP
             REGISTERED SHARES                                     10,058,552  1.48%
             Global alternative asset management firm in private
             equity, private debt, private real estate,
             infrastructure and hedge funds.
             (Cost $10,215,050)
                                                                   ---------- -----
                                                                   10,058,552  1.48%
FOOD & BEVERAGES - 12.91%

     2,690   BARRY CALLEBAUT AG
             REGISTERED SHARES                                      1,972,252  0.29%
             Manufactures cocoa, chocolate, and confectionary
             products.
             (Cost $1,399,816)

     340     LINDT & SPRUNGLI AG
             REGISTERED SHARES                                     12,840,952  1.89%
             Major manufacturer of premium Swiss chocolates.
             (Cost $1,977,813)

     162,500 NESTLE SA/2/
             REGISTERED SHARES                                     72,750,813 10.73%
             Largest food and beverage processing company in the
             world.
             (Cost $9,260,283)
                                                                   ---------- -----
                                                                   87,564,017 12.91%
INDUSTRIAL GOODS & SERVICES - 4.81%

     646,457 ABB LTD.
             REGISTERED SHARES                                     16,966,591  2.50%
             The holding company for ABB Group which is one of
             the largest electrical engineering firms in the
             world.
             (Cost $9,612,320)

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
      6,440 INFICON HOLDING AG
            REGISTERED SHARES                                      1,103,102 0.16%
            Manufactures and markets vacuum instruments used to
            monitor and control production processes.
            Manufactures on-site chemical detection and
            monitoring system.
            (Cost $581,616)

     87,215 KOMAX HOLDING AG
            REGISTERED SHARES                                     14,558,231 2.15%
            Manufactures wire processing machines. Produces
            machines for cutting and stripping round and flat
            wire, crimping and insertion machines for processing
            single wires and equipment for processing wire
            harnesses.
            (Cost $14,003,435)
                                                                  ---------- ----
                                                                  32,627,924 4.81%
INSURANCE - 0.92%

     20,800 ZURICH FINANCIAL SERVICES AG
            REGISTERED SHARES                                      6,218,456 0.92%
            Offers property, accident, health, automobile,
            liability, financial risk and life insurance and
            retirement products.
            (Cost $3,338,952)
                                                                  ---------- ----
                                                                   6,218,456 0.92%
MEDICAL TECHNOLOGY - 0.63%

     32,205 SONOVA HOLDING AG
            REGISTERED SHARES                                      3,219,949 0.47%
            Designs and produces wireless analog and digital
            in-the-ear and behind-the-ear hearing aids and
            miniaturized voice communications systems.
            (Cost $1,100,139)

     16,500 TECAN GROUP AG/1/
            REGISTERED SHARES                                      1,059,322 0.16%
            Develops, manufactures and distributes laboratory
            automation components and systems.
            (Cost $1,238,914)
                                                                  ---------- ----
                                                                   4,279,271 0.63%
PERSONAL & HOUSEHOLD GOODS - 2.58%

     20,950 ADVANCED DIGITAL BROADCAST HOLDING SA/1/
            REGISTERED SHARES                                        878,745 0.13%
            Develops equipment and systems to view and interact
            with digital TV broadcast through cable, satellite,
            and telecommunication networks.
            (Cost $1,352,807)

     20,000 SCHULTHESS GROUP
            REGISTERED SHARES                                      2,499,572 0.37%
            Develops, manufactures and sells household
            appliances and heating equipment.
            (Cost $2,327,602)

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
      43,216 SWATCH GROUP AG
             BEARER SHARES                                          14,131,580  2.08%
             Manufactures finished watches, movements and
             components. Produces components necessary to its
             eighteen watch brand companies. Also operates retail
             boutiques.
             (Cost $11,644,287)
                                                                   ----------- -----
                                                                    17,509,897  2.58%

PHARMACEUTICALS -16.02%

     781,300 NOVARTIS AG/2/
             REGISTERED SHARES                                      42,970,831  6.33%
             One of the leading manufacturers of branded and
             generic pharmaceutical products. Manufactures
             nutrition products.
             (Cost $8,326,469)

     363,600 ROCHE HOLDING AG/2/
             NON-VOTING EQUITY SECURITIES                           65,704,469  9.69%
             Worldwide pharmaceutical company.
             (Cost $6,578,720)
                                                                   ----------- -----
                                                                   108,675,300 16.02%

OIL AND GAS - 1.37%

     106,000 PETROPLUS HOLDINGS AG/1/
             REGISTERED SHARES                                       9,318,781  1.37%
             Refines, supplies, markets and distributes petroleum
             products.
             (Cost $10,236,308)
                                                                   ----------- -----
                                                                     9,318,781  1.37%

REAL ESTATE AND INFRASTRUCTURE - 0.18%

       3,100 FLUGHAFEN ZUERICH AG
             REGISTERED SHARES                                       1,193,482  0.18%
             Constructs, leases, and maintains airport structures
             and equipment.
             (Cost $1,123,617)
                                                                   ----------- -----
                                                                     1,193,482  0.18%

RETAILERS - 6.76%

      18,500 DUFRY GROUP
             REGISTERED SHARES                                       2,231,339  0.33%
             Operates duty-free shops in countries such as
             Tunisia, Italy, Mexico, France, Russia, the United
             Arab Emirates, Singapore, the Caribbean and the
             United States.
             (Cost $2,002,450)

      88,950 GALENICA AG/2/
             REGISTERED SHARES                                      37,881,035  5.58%
             Manufactures and distributes prescription and
             over-the-counter drugs, toiletries and hygiene
             products.
             (Cost $19,622,804)

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
       2,100 JELMOLI HOLDING AG
             BEARER SHARES                                            5,745,249  0.85%
             Owns and operates department and retail stores and
             provides mail-order catalog and real estate leasing
             services.
             (Cost $3,707,265)
                                                                   ------------ -----
                                                                     45,857,623  6.76%

TECHNOLOGY - 6.08%

     123,000 KUDELSKI SA
             REGISTERED SHARES                                        3,466,153  0.51%
             Designs and manufactures digital security products
             under the brand name 'Nagra'.
             (Cost $3,897,054)

      78,400 OC OERLIKON CORP. AG/2/
             REGISTERED SHARES                                       29,165,646  4.30%
             Manufactures coating machinery, semiconductor
             assembly equipment, and satellite components.
             (Cost $28,798,949)

     369,200 TEMENOS GROUP AG/1/
             REGISTERED SHARES                                        8,596,336  1.27%
             Provides integrated software for the banking sector.
             (Cost $6,572,320)
                                                                   ------------ -----
                                                                     41,228,135  6.08%

UTILITY SUPPLIERS - 5.22%

         500 AARE-TESSIN AG FUR ELEKTRIZITAT (ATEL)
             REGISTERED SHARES                                        1,626,434  0.24%
             Generates, transmits, and distributes electricity in
             Switzerland and neighboring countries.
             (Cost $1,275,915)

     147,250 BKW FMB ENERGIE AG
             REGISTERED SHARES                                       16,134,224  2.38%
             Produces electricity using nuclear, hydroelectric,
             solar, biomass and wind energy.
             (Cost $7,675,799)

      28,409 CENTRALSCHWEIZERISCHE KRAFTWERKE AG
             REGISTERED SHARES                                       11,308,154  1.67%
             Supplies electric power, operates and maintains
             distribution network facilities, constructs and
             installs equipment, and offers consulting services
             to its clients.
             (Cost $8,525,835)

         470 MOTOR-COLUMBUS LTD.
             BEARER SHARES                                            4,385,379  0.64%
             Generates, transmits and distributes electricity
             throughout Europe.
             (Cost $4,019,837)

       5,000 RAETIA ENERGIE AG
             PARTICIPATION CERTIFICATE                                1,968,841  0.29%
             Generates and distributes electric power from its
             own hydroelectric stations, as well as from outside
             nuclear power suppliers of electric power.
             (Cost $2,035,541)
                                                                   ------------ -----
                                                                     35,423,032  5.22%
             TOTAL COMMON STOCKS
             (Cost $312,281,949)*                                  $640,910,335 94.48%

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
PRIVATE EQUITY INVESTMENTS - 0.16%

           150,000 ARAVIS VENTURE II - LIMITED PARTNERSHIP/4/                              213,323    0.03%

         1,019,383 ZURMONT MADISON PRIVATE EQUITY, LP/4/                                   872,610    0.13%
                                                                                      ------------  ------

                   TOTAL PRIVATE EQUITY INVESTMENTS                                      1,085,933    0.16%
                   (Cost $1,062,692)

CALL WARRANTS - 0.57%

         1,100,000 ABB LTD., EXPIRES 12/21/07                                            1,525,424    0.22%

        17,200,000 SMIM TOTAL RETURN INDEX, EXPIRES 01/18/08                             2,355,761    0.35%
                                                                                      ------------  ------

                   TOTAL CALL WARRANTS                                                   3,881,185    0.57%
                   (Cost $3,829,009)

OTC CALL OPTION - 0.16%                                        Strike Price Exp. Date
                                                               ------------ ---------

         2,140,000 GALENICA AG                                $        0.38  03/26/08    1,099,127    0.16%
                                                                                      ------------  ------

                   TOTAL OTC CALL OPTION                                                 1,099,127    0.16%
                   (Cost $ 668,945)

PUT WARRANTS - 0.26%

        2,000,000  SMIM TOTAL RETURN INDEX, EXPIRES 01/18/08                               753,296    0.11%

        5,900,000  SMIHA VONTOBEL, EXPIRES 03/08                                         1,003,000    0.15%
                                                                                      ------------  ------

                   TOTAL PUT WARRANTS                                                    1,756,296    0.26%
                   (Cost $1,879,766)

                   TOTAL INVESTMENTS                                                  $648,732,876   95.63%
                   (Cost $319,722,361)*

CALL OPTIONS WRITTEN - (0.1)%
        Contracts.                                             Strike Price Exp. Date
        ----------                                            ------------- ---------
         (125,668) ACTELION LTD.                              $       68.68  10/24/07     (101,120)  -0.01%
                                                                                      ------------  ------

                   TOTAL CALL OPTION WRITTEN                                              (101,120)  -0.01%
                   (Premiums received $209,750)

                   OTHER ASSETS LESS OTHER LIABILITIES, NET                             29,740,637    4.38%
                                                                                      ------------  ------
                   NET ASSETS                                                         $678,372,393  100.00%
                                                                                      ============  ======

--------
/1/  NON-INCOME PRODUCING SECURITY.
/2/  ONE OF THE TEN LARGEST PORTFOLIO HOLDINGS.
/3/  SECURITY SUBJECT TO CALL OPTION WRITTEN BY THE FUND.
/4/ RESTRICTED SECURITY NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN RULE 144A SECURITIES.
     AT THE END OF THE PERIOD, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,085,933 OR 0.16% OF NET ASSETS.

                                                              Acquisition Acquisition Value
Security                                  Acquisition Date       Cost         per unit
--------                                 -------------------  ----------- -----------------
Aravis Venture II                        July 31, 2007         $205,328         $1.00
Zurmont Madison Private Equity, LP       August 9, 2007        $ 79,022          1.00

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

Gross Unrealized Appreciation                                     $335,952,239
Gross Unrealized Depreciation                                       (6,941,724)
                                                                 -------------
Net Unrealized Appreciation                                      $ 329,010,515
                                                                 =============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SWISS HELVETIA FUND, INC.

By:   /s/  Rodolphe E. Hottinger
      ---------------------------------
      Rodolphe E. Hottinger, Chief Executive Officer

Date: 11/19/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/  Rodolphe E. Hottinger
      ---------------------------------
      Rodolphe E. Hottinger, Chief Executive Officer

Date: 11/19/07

By:   /s/  Rudolf Millisits
      ---------------------------------
      Rudolf Millisits, Chief Financial Officer

Date: 11/20/07